Schedule of Supplemental Cash Flow Information Related to Leases (Details) - USD ($)		9 Months Ended	12 Months Ended
	Feb. 03, 2023	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Cash paid for amounts included in the measurement of lease liabilities: Operating cash flows from operating leases	$ 1,500	$ 37,626	$ 58,723
ROU assets recognized in exchange for lease obligations: Operating leases			$ 185,135